Commitments and Contingencies (Tables)	12 Months Ended
Feb. 01, 2014
Rental Expense For Operating Leases

Rental expense for operating leases is as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Minimum rentals	$323.7	$316.0	$311.7
Contingent rent	11.1	7.8	9.8
Sublease income	(0.9)	(2.9)	(5.1)

Total	$333.9	$320.9	$316.4

Future Minimum Operating Lease Payments

The future minimum operating lease payments for operating leases having initial or non-cancelable terms in excess of one year are as follows:

(in millions)
Fiscal 2015	$311.1
Fiscal 2016	275.4
Fiscal 2017	245.8
Fiscal 2018	212.6
Fiscal 2019	181.8
Thereafter	937.7

Total	$2,164.4